UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Quarter Ended:June 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:    KOKUSAI Asset Management Co., Ltd.
Address: 3-1-1, Marunouchi Chiyoda-ku
         Tokyo, Japan 100-0005

13F File Number: 28-13569

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Keiichiro Goda
Title:   Senior Manager
Phone:   +81-3-5221-6268

Signature, Place and Date of Signing:

/s/Keiichiro Goda,   Tokyo,  July 10 2012

Report Type (Check only one.):

[X]   13F HOLDINGS REPORT.

[ ]   13F NOTICE.

[ ]   13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               2

Form 13F Information Table Entry Total:         34

Form 13F Information Table Value Total: $94,633(thousands)


List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed , other than the manager filing this report.


No.       13F File Number          Name
01        28-13582                 Mitsubishi UFJ Financial Group, Inc.
02        28-13570                 Mitsubishi UFJ Securities Holdings Co., Ltd.



	                   FORM 13F INFORMATION TABLE
                              	                	   VALUE      SHARES/ 	SH/  	PUT/	INVSTMT	OTHER    VOTING AUTHORITY
NAME  OF  ISSUER              	TITLE OF CLASS  CUSIP      (X$1000)   PRN  AMT	PRN	CALL	DSCRETN	MANAGERS SOLE    SHARED   NONE
------------------------------	--------------  ---------  --------   --------	---	----	-------	-------- -------  -------- --------
ABBOTT LABS                    	COM             002824100  4861	     75400  	SH	DEFINED	01      02	75400    0        0
ACCENTURE PLC IRELAND          	SHS CLASS A	G1151C101  2572	     42800  	SH	DEFINED	01      02	42800    0        0
ALTRIA GROUP INC               	COM         	02209S103  4429	     128200  	SH	DEFINED	01      02	128200   0        0
AMERICAN ELEC PWR INC          	COM             025537101  3673	     92064 	SH	DEFINED	01      02	92064    0        0
AT&T INC                        COM             00206R102  5556      155800     SH      DEFINED 01      02      155800   0        0
BANK OF NEW YORK MELLON CORP   	COM             064058100  1877	     85500  	SH	DEFINED	01      02	85500    0        0
BOEING CO                      	COM             097023105  5112	     68800  	SH	DEFINED	01      02	68800    0        0
COLGATE PALMOLIVE CO           	COM             194162103  5879	     56470  	SH	DEFINED	01      02	56470    0        0
COMCAST CORP                   	NEW CL A        20030N101  3469	     108500  	SH	DEFINED	01      02	108500   0        0
CONOCOPHILLIPS                 	COM             20825C104  2967	     53100  	SH	DEFINED	01      02	53100    0        0
CRANE CO                       	COM             224399105  73	     2000    	SH	DEFINED	01      02	2000     0        0
CSX CORP                       	COM             126408103  157	     7000    	SH	DEFINED	01      02	7000     0        0
FIRSTENERGY CORP               	COM             337932107  4107	     83500  	SH	DEFINED	01      02	83500    0        0
GENERAL DYNAMICS CORP          	COM             369550108  2770	     42000  	SH	DEFINED	01      02	42000    0        0
GENERAL ELECTRIC CO            	COM             369604103  6187	     296900  	SH	DEFINED	01      02	296900   0        0
HOLLYSYS AUTOMATION TECHNOLO   	SHS             G45667105  123	     14400  	SH	DEFINED	01      02	14400    0        0
JOHNSON&JOHNSON                 COM             478160104  3392      50200      SH      DEFINED 01      02      50200    0        0
JPMORGAN CHASE & CO             COM             46625H100  2911      81468      SH      DEFINED 01      02      81468    0        0
LOWES COS INC                  	COM             548661107  3601      126600	SH	DEFINED	01      02    	126600	 0        0
M&T BK CORP                     COM             55261F104  2807      34000      SH      DEFINED 01      02      34000    0        0
MDU RES GROUP INC              	COM             552690109  3388	     156800 	SH	DEFINED	01      02	156800   0        0
MERCK & CO INC                  NEW COM         58933Y105  5567      133351     SH      DEFINED 01      02      133351   0        0
METLIFE INC                    	COM             59156R108  1820	     59000  	SH	DEFINED	01      02	59000    0        0
MICROSOFT CORP                 	COM             594918104  7147	     233647  	SH	DEFINED	01      02	233647   0        0
NORFOLK SOUTHERN CORP          	COM             655844108  127	     1765    	SH	DEFINED	01      02	1765     0        0
TEXAS INSTRS INC               	COM             882508104  2189	     76300  	SH	DEFINED	01      02	76300    0        0
TIMKEN CO                      	COM             887389104  2876	     62800  	SH	DEFINED	01      02	62800    0        0
TRINITY INDS INC               	COM             896522109  40	     1600    	SH	DEFINED	01      02	1600     0        0
UNION PAC CORP                 	COM             907818108  60	     500    	SH	DEFINED	01      02	500    	 0        0
UNITED TECHNOLOGIES CORP       	COM             913017109  1888	     25000  	SH	DEFINED	01      02	25000    0        0
VISIONCHINA MEDIA INC          	SPONS ADR       92833U103  14	     15153  	SH	DEFINED	01      02	15153    0        0
WABTEC CORP                    	COM             929740108  133	     1700    	SH	DEFINED	01      02	1700     0        0
WOODWARD INC                   	COM             980745103  28	     700    	SH	DEFINED	01      02	700    	 0        0
XILINX INC                     	COM             983919101  2833	     84400  	SH	DEFINED	01      02	84400    0        0